SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUND:

DWS EAFE Equity Index Fund
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The following non-fundamental investment policy is hereby added to the list of non-fundamental investment policies in the Other Investment Policies section of the INVESTMENT RESTRICTIONS section of the fund’s Statement of Additional Information Part I:

As a matter of non-fundamental policy the fund may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Please Retain This Supplement for Future Reference

March 18, 2011